TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Summary of Trade Accounts Receivables

	2022	2021
Accounts receivable	9,125,903	8,034,899
Accounts receivable in litigations	412,945	121,016
Notes receivable	5,395	59,803
Foreign customers	5,739	5,775
Subtotal	9,549,982	8,221,493
Allowance for doubtful accounts	(426,810)	(506,076)
Total	9,123,172	7,715,417

Summary of Maturities of Accounts Receivable
The trade receivables disclosed in the preceding paragraphs include the amounts (see aging analysis below) which are overdue as of December 31, 2022 and 2021. Accounts receivable aging is as follows:

	2022	2021
To expire	6,080,718	4,819,405
Past due:
0 to 30 days	2,310,086	1,853,176
31 to 60 days	428,544	279,899
61 to 90 days	94,577	134,728
More than 90 days	636,057	1,134,285
Total	9,549,982	8,221,493

Summary of Financial Assets That Are Either Past Due or Impaired
Aging of past due, but not impaired, accounts receivable is as follows:

	2022	2021
Past due:
0 to 30 days	2,310,086	1,853,176
31 to 60 days	428,544	279,899
61 to 90 days	94,577	134,728
More than 90 days	568,092	1,048,108
Total	3,401,299	3,315,911
Average age of overdue balances (in days)	27	41
The average aging of past due and impaired accounts receivable is as follows:

	2022	2021
Past due:
More than 90 days	426,810	506,076
Total	426,810	506,076

Summary of Changes in Allowance for Doubtful Accounts
Changes in the allowance for doubtful receivables were as follows:

Balance as of January 1, 2021	199,833
Increases	382,542
Gain on net monetary position	(67,442)
Decreases (*)	(8,857)
Balance as of December 31, 2021	506,076
Increases, net of recoveries	219,391
Gain on net monetary position	(282,430)
Decreases (*)	(16,227)
Balance as of December 31, 2022	426,810
(*)It includes allocation of provisions for specific purposes.